RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
During the years ended December 31, 2019, 2018 and 2017, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2019		2018		2017

Transactions with affiliated companies

Melco International and its Subsidiaries	Revenues ( services provided by the Company ) :
	Shared service fee income for corporate office	$1,366		$3,044		$951
	Management fee income for Cyprus Project (1)	1,056		1,903		1,487
	Costs and expenses (services provided to the Company): Management fee expenses	2,798	(2)	4,339	(2)	1,787	(3)
	Management fee expenses for Cyprus Project (1)	1,316		3,790		—
	Share-based compensation expenses (4)	2,218		—		—
A joint venture and a subsidiary of MECOM Power and Construction Limited (“MECOM”) (5)(6)	Costs and expenses (services provided to the Company): Consultancy fee expense	10,031		11,723		2,228
	Purchase of assets:
	Construction and renovation work performed and recognized as property and equipment	10,174		13,481		35,510

Notes
(1)
The amount
mainly
represents management fee income for services provided by the Company to Melco International for management and operation for the project in Cyprus, and such amount was further recharged with mark-up by a subsidiary of Melco International to ICR Cyprus Group. The amount represents the transactions for the period up to the completion of the Acquisition of ICR Cyprus as described in Note 25.

(2)	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco’s Chief Executive Officer.

(3)	The amount mainly included Melco’s reimbursement to Melco International’s subsidiary for service fees incurred on its behalf for the operation of the office of Melco’s Chief Executive Officer.

(4)
The amount represents the share-based compensation expenses related to the grant of certain share-
based
awards
under
Melco International
Share Incentive
Plan

to
an employee of the Company. Further information on the share-based compensation arrangements is included in Note 17.

(5)
A company in which Mr. Lawrence Yau Lung Ho, Melco’s
Chief
Executive Officer, had beneficial interest of approximately 20% until December 10, 2019, the date on which Mr. Lawrence Yau Lung Ho disposed his entire beneficial interest in MECOM. The amount in 2019 represents the transaction
s
with a
joint
venture and a subsidiary of MECOM during the period from January 1, 2019 to December 10, 2019.

(6)	In July 2018, the Company entered into a term contract with EHY Construction and Engineering Company Limited (“EHY Construction”), a subsidiary of MECOM, pursuant to which EHY Construction agreed to provide certain services to the Company, including but not limited to structural steelworks, civil engineering construction and fitting out and renovation work for a term of three years. The performance by EHY Construction of these services under the term contract is subject to (i) individual work orders as may be issued to EHY Construction from time to time; and (ii) the maximum aggregate contract amount of HK$600,000,000 (equivalent to $77,032). The amounts included the services provided by EHY Construction of $
16,362
and $
23,042
during the period from January 1, 2019 to December 10, 2019 and the
year ended December 31, 2018, respectively.

Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses
The outstanding balances mainly arising from operating income or prepayment of operating
expenses as of
December
31, 2019 and 2018 are unsecured,
non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2019	2018
Melco International and its subsidiaries	$442	$87,394

Schedule of Current Portion of Amounts Due to Affiliated Companies Arising from Construction and Renovation Works Performed
The outstanding balances mainly arising from construction and renovation work performed, operating expenses and expenses paid by affiliated companies on behalf of the Company as of December 31, 2019 and 2018, are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2019	2018
A joint venture and subsidiaries of MECOM	$—	$8,118
Subsidiaries of Melco International	1,088	7,057
Others	435	11

	$1,523	$15,186